Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Entity Registrant Name	RETAIL PROPERTIES OF AMERICA, INC.
Entity Central Index Key	0001222840
Document Type	S-11
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer